Employee Benefits - Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Projected benefit obligation	$ 19,510	$ 21,300
Accumulated benefit obligation	19,461	21,242
Fair value of plan assets	$ 17,757	$ 18,923